PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Operating Leases Future Minimum Payments Due
2018	€ 13
2019	8
2020	6
2021	4
2022	4
Thereafter	12
Total minimum lease payments	47
Property Plant And Equipment Details [Abstract]
Land	607	€ 563
Buildings	1,057	996
Leasehold improvements	125	122
Furniture, fittings, machinery and vehicles	739	727
Total, at cost	2,528	2,408
Less: accumulated depreciation and impairment	(1,174)	(1,133)
Net book value	1,354	1,275		$ 1,635
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 30	€ 31	€ 32